Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]
Balance at Dec. 31, 2008	$ 411,628	$ 372	$ 364,594	$ 28,350	$ 18,312
Balance (in shares) at Dec. 31, 2008		38,021,961
Net income	12,131	0	0	12,131	0
Foreign currency tanslation	2,398	0	0	0	2,398
Unrealized (gain) loss on marketable securities	(438)	0	0	0	(438)
Minimum pension liability adjustment	(9)	0	0	0	(9)
Total comprehensive income loss	14,082
Write-off of cumulative translation adjustment (CTA) balances	2,643	0	0	0	2,643
Issuances of common stock (in shares)		64,446
Issuances of common stock	680	0	680	0	0
Grant of non-vested shares of common stock (in shares)		718,010
Grant of non-vested shares of common stock	0	0	0	0	0
Cancellation of non-vested shares of common stock (in shares)		(147,971)
Vesting of stock-settled phantom stock units and non-vested shares of common stock (in shares)		12,436
Vesting of stock-settled phantom stock units and non-vested shares of common stock	0	2	(2)	0	0
Tax benefits (deficits) realized from stock based compensation	(1,892)	0	(1,892)	0	0
Stock-based compensation	13,267		13,267	0	0
Balance at Dec. 31, 2009	440,408	374	376,647	40,481	22,906
Balance (in shares) at Dec. 31, 2009		38,668,882
Net income	17,841	0	0	17,841	0
Foreign currency tanslation	(826)	0	0	0	(826)
Unrealized (gain) loss on marketable securities	75	0	0	0	75
Minimum pension liability adjustment	18	0	0	0	18
Total comprehensive income loss	17,108
Issuances of common stock (in shares)		79,976
Issuances of common stock	663	1	662	0	0
Grant of non-vested shares of common stock (in shares)		504,999
Grant of non-vested shares of common stock	0	0	0	0	0
Cancellation of non-vested shares of common stock (in shares)		(110,540)
Vesting of stock-settled phantom stock units and non-vested shares of common stock (in shares)		28,184
Vesting of stock-settled phantom stock units and non-vested shares of common stock	0	4	(4)	0	0
Tax benefits (deficits) realized from stock based compensation	(424)	0	(424)	0	0
Stock-based compensation	13,217	0	13,217	0	0
Balance at Dec. 31, 2010	470,972	379	390,098	58,322	22,173
Balance (in shares) at Dec. 31, 2010		39,171,501
Net income	(5,143)		0	(5,143)	0
Foreign currency tanslation	(2,102)		0	0	(2,102)
Unrealized loss on derivative isntruments, net of $600 taxes	(1,014)				(1,014)
Unrealized (gain) loss on marketable securities	(33)	0	0	0	(33)
Minimum pension liability adjustment	37	0	0	0	37
Total comprehensive income loss	(8,255)
Issuances of common stock (in shares)		45,518
Issuances of common stock	540	1	539	0	0
Grant of non-vested shares of common stock (in shares)		403,084
Grant of non-vested shares of common stock	0	0	0	0	0
Cancellation of non-vested shares of common stock (in shares)		(354,774)
Vesting of stock-settled phantom stock units and non-vested shares of common stock (in shares)		40,789
Vesting of stock-settled phantom stock units and non-vested shares of common stock	0	4	(4)	0	0
Tax benefits (deficits) realized from stock based compensation	(3,869)		(3,869)	0	0
Stock-based compensation	9,076		9,076	0	0
Balance at Dec. 31, 2011	$ 468,464	$ 384	$ 395,840	$ 53,179	$ 19,061
Balance (in shares) at Dec. 31, 2011		39,306,118